Document and Entity Information	0 Months Ended
Sep. 27, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 27, 2013
Registrant Name	MFS SERIES TRUST III
Central Index Key	0000225604
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	May 31, 2013
MFS® High Yield Opportunities Fund | A
Risk/Return:
Trading Symbol	MHOAX
MFS® High Yield Opportunities Fund | B
Risk/Return:
Trading Symbol	MHOBX
MFS® High Yield Opportunities Fund | C
Risk/Return:
Trading Symbol	MHOCX
MFS® High Yield Opportunities Fund | I
Risk/Return:
Trading Symbol	MHOIX
MFS® High Yield Opportunities Fund | R1
Risk/Return:
Trading Symbol	MHORX
MFS® High Yield Opportunities Fund | R2
Risk/Return:
Trading Symbol	MHOSX
MFS® High Yield Opportunities Fund | R3
Risk/Return:
Trading Symbol	MHOTX
MFS® High Yield Opportunities Fund | R4
Risk/Return:
Trading Symbol	MHOUX
MFS® High Yield Opportunities Fund | R5
Risk/Return:
Trading Symbol	MHOVX